Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill	$ 27,059	$ 27,301
Goodwill resulting from business combinations	568
Goodwill, foreign currency translation and other	(810)
Otis [Member]
Goodwill [Line Items]
Goodwill	1,575	1,566
Goodwill resulting from business combinations	60
Goodwill, foreign currency translation and other	(51)
UTC Climate, Controls and Security [Member]
Goodwill [Line Items]
Goodwill	9,487	9,458
Goodwill resulting from business combinations	473
Goodwill, foreign currency translation and other	(444)
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill	1,511	1,515
Goodwill resulting from business combinations	0
Goodwill, foreign currency translation and other	(4)
UTC Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill	14,483	14,759
Goodwill resulting from business combinations	35
Goodwill, foreign currency translation and other	(311)
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill	3	3
Goodwill resulting from business combinations	0
Goodwill, foreign currency translation and other	0
Total Segments [Member]
Goodwill [Line Items]
Goodwill	27,056	$ 27,298
Goodwill resulting from business combinations	568
Goodwill, foreign currency translation and other	$ (810)